Initial Public Offering (Details) - $ / shares	Nov. 27, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	23,000,000
Share price	$ 10.00
Number of unit consists class A ordinary shares	1
Number of warrants in a unit	0.50
Shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued	3,000,000
Share price	$ 10.00
Exercise price of warrants	$ 11.50	$ 11.50